Transamerica US Growth

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Automobiles - 2.0%
Tesla, Inc. (A)	197,863	$ 45,918,066
Beverages - 1.8%
Brown-Forman Corp., Class B	323,503	14,609,396
Constellation Brands, Inc., Class A	58,131	14,251,396
Monster Beverage Corp. (A)	270,872	13,936,364
		42,797,156
Biotechnology - 1.1%
Vertex Pharmaceuticals, Inc. (A)	52,713	26,130,888
Broadline Retail - 4.9%
Amazon.com, Inc. (A)	604,921	113,108,129
Building Products - 0.7%
Builders FirstSource, Inc. (A)	101,217	16,940,689
Capital Markets - 3.0%
Ares Management Corp., Class A	122,908	18,829,506
KKR & Co., Inc.	125,659	15,512,603
Morgan Stanley	145,975	15,066,080
S&P Global, Inc.	43,221	20,950,515
		70,358,704
Chemicals - 1.2%
Sherwin-Williams Co.	77,117	27,052,644
Communications Equipment - 0.9%
Arista Networks, Inc. (A)	59,926	20,767,355
Consumer Finance - 1.0%
American Express Co.	87,549	22,153,399
Electronic Equipment, Instruments & Components - 2.9%
Amphenol Corp., Class A	459,699	29,540,258
CDW Corp.	109,571	23,898,531
Coherent Corp. (A)	180,042	12,545,326
		65,984,115
Entertainment - 3.0%
Live Nation Entertainment, Inc. (A)	232,620	22,375,718
Netflix, Inc. (A)	75,208	47,256,947
		69,632,665
Financial Services - 3.0%
Mastercard, Inc., Class A	149,966	69,540,734
Ground Transportation - 1.4%
Uber Technologies, Inc. (A)	503,747	32,476,569
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (A)	236,658	17,484,293
Edwards Lifesciences Corp. (A)	185,726	11,710,024
		29,194,317
Health Care Providers & Services - 1.1%
UnitedHealth Group, Inc.	43,094	24,829,039
Health Care Technology - 1.0%
Veeva Systems, Inc., Class A (A)	121,011	23,225,641
	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 3.8%
Airbnb, Inc., Class A (A)	112,840	$ 15,747,950
Chipotle Mexican Grill, Inc. (A)	566,884	30,793,139
DoorDash, Inc., Class A (A)	174,759	19,349,316
DraftKings, Inc., Class A (A)	265,038	9,793,154
Viking Holdings Ltd. (A)	310,888	11,098,702
		86,782,261
Independent Power & Renewable Electricity Producers - 0.4%
Vistra Corp.	119,784	9,489,288
Industrial REITs - 0.4%
Lineage, Inc. (A)	95,000	8,348,600
Insurance - 0.7%
Arch Capital Group Ltd. (A)	176,231	16,879,405
Interactive Media & Services - 9.3%
Alphabet, Inc., Class A	637,760	109,401,351
Meta Platforms, Inc., Class A	196,851	93,470,760
Pinterest, Inc., Class A (A)	348,002	11,118,664
		213,990,775
IT Services - 1.6%
Gartner, Inc. (A)	46,549	23,329,893
MongoDB, Inc. (A)	57,490	14,508,177
		37,838,070
Machinery - 2.3%
Deere & Co.	31,781	11,821,896
Ingersoll Rand, Inc.	233,042	23,397,417
Nordson Corp.	76,438	19,134,725
		54,354,038
Oil, Gas & Consumable Fuels - 0.4%
Diamondback Energy, Inc.	51,150	10,348,157
Personal Care Products - 0.9%
Estee Lauder Cos., Inc., Class A	204,036	20,324,026
Pharmaceuticals - 4.4%
Eli Lilly & Co.	101,305	81,476,573
Merck & Co., Inc.	186,787	21,131,213
		102,607,786
Semiconductors & Semiconductor Equipment - 16.9%
Advanced Micro Devices, Inc. (A)	102,137	14,756,754
Broadcom, Inc.	589,349	94,696,597
KLA Corp.	43,409	35,728,645
NVIDIA Corp.	1,699,007	198,817,799
QUALCOMM, Inc.	180,663	32,690,970
Texas Instruments, Inc.	70,491	14,366,771
		391,057,536
Software - 16.8%
Adobe, Inc. (A)	57,572	31,759,594
Cadence Design Systems, Inc. (A)	81,028	21,687,954
HubSpot, Inc. (A)	20,391	10,134,939
Intuit, Inc.	51,382	33,262,138
Microsoft Corp.	411,579	172,184,074
Palo Alto Networks, Inc. (A)	48,288	15,680,562
Transamerica Funds

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Software (continued)
PTC, Inc. (A)	100,909	$ 17,946,666
Salesforce, Inc.	121,971	31,566,095
ServiceNow, Inc. (A)	42,338	34,479,644
Workday, Inc., Class A (A)	85,833	19,494,391
		388,196,057
Specialized REITs - 0.8%
Equinix, Inc.	22,821	18,034,067
Specialty Retail - 1.3%
O'Reilly Automotive, Inc. (A)	26,362	29,692,575
Technology Hardware, Storage & Peripherals - 8.3%
Apple, Inc.	859,300	190,833,344
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	173,125	12,960,138
Total Common Stocks (Cost $1,248,567,583)		2,291,846,233

Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp.,
2.50% (B), dated 07/31/2024, to be
repurchased at $19,627,384 on 08/01/2024.
Collateralized by a U.S. Government
Obligation, 5.00%, due 09/30/2025, and
with a value of $20,018,569.
$ 19,626,021	$ 19,626,021
Total Repurchase Agreement (Cost $19,626,021)	19,626,021
Total Investments (Cost $1,268,193,604)	2,311,472,254
Net Other Assets (Liabilities) - (0.1)%	(1,793,225)
Net Assets - 100.0%	$ 2,309,679,029
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,291,846,233	$—	$—	$2,291,846,233
Repurchase Agreement	—	19,626,021	—	19,626,021
Total Investments	$2,291,846,233	$19,626,021	$—	$2,311,472,254
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at July 31, 2024.
(C)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica US Growth

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica US Growth (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds